Expense by nature - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature
Salaries and wages	€ 21,426	€ 22,724	€ 16,239
Social security contributions	1,452	2,188	1,848
Reversal of warranty provision	65	996	427
Utilities expense	1,439	1,593	147
Other R&D expenses	1,927	1,162	0
Cafeteria expenses	189	174	234
Quality and testing expenses	162	131	94
Relocation expenses	€ 0	€ 0	€ 148